U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                           [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 227

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 230

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Khimmara Greer

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1300

Raleigh, NC 27609

It is proposed that this filing will become effective (check appropriate box):

/ /       immediately upon filing pursuant to paragraph (b)

/X/ on September 27, 2022 pursuant to paragraph (b)

/ /       60 days after filing pursuant to paragraph (a) (1)

/ /       on (date) pursuant to paragraph (a) (1)

/ /       75 days after filing pursuant to paragraph (a) (2)

/ /       on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation on New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 219 (“PEA #219”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on June 28, 2022. Pursuant to Rule 485(a)(2), that filing was expected to become effective on September 11, 2022.

Post-Effective Amendment No. 224 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 19, 2022 as the new effective date for PEA #219.

This Post-Effective Amendment No. 227 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 27, 2022 as the new effective date for PEA #219.

This Post-Effective Amendment No. 227 incorporates by reference the information contained in Parts A, B, and C of PEA #219.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on September 16, 2022.

ULTIMUS MANAGERS TRUST

By:	/s/ Todd E. Heim
Todd E. Heim
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

/s/ David R. Carson	September 16, 2022
David R. Carson, Trustee

*	September 16, 2022
David M. Deptula, Trustee

*	September 16, 2022
Janine L. Cohen, Trustee		By:	/s/ Khimmara Greer
Khimmara Greer
*	September 16, 2022		Attorney-in-fact*
Jacqueline A. Williams, Trustee			September 16, 2022

*	September 16, 2022
Clifford N. Schireson, Trustee

*	September 16, 2022
Robert E. Morrison, Trustee

/s/ Todd E. Heim	September 16, 2022
Todd E. Heim, President

/s/ David R. Carson	September 16, 2022
David R. Carson, Vice President

/s/ Jennifer L. Leamer	September 16, 2022
Jennifer L. Leamer, Treasurer/Controller/Principal Financial Officer